Operating Segments	9 Months Ended
Sep. 30, 2024
Operating Segments [Abstract]
Operating segments

23 Operating segments

The Group’s Management has defined operating segments based on the reports that are used to make strategic decisions, analyzed by the Chief Operating Decision Maker (CODM) - our Chief Executive Officer (CEO), there are seven reportable segments: Brazil, Seara, Beef North America, Pork USA, Pilgrim’s Pride, Australia and Others. The segment performance is evaluated by the CODM, based on Adjusted EBITDA.

Adjusted EBITDA consists of all the items of profit and loss that compose the Group’s profit before taxes, applying the same accounting policies as described in these unaudited condensed financial statements, except for the following adjustments as further described below: exclusion of share of profit of equity-accounted investees, net of tax; exclusion of net finance expense; exclusion of depreciation and amortization expenses; exclusion of expenses with antitrust agreements; exclusion of donations and social programs expenses; exclusion of impairment of assets; exclusion of restructuring; exclusion of Rio Grande do Sul losses; exclusion of fiscal payments - special program; and exclusion of certain other operating income (expense), net.

Brazil: this segment includes all the operating activities from the Group, mainly represented by slaughter facilities, cold storage and meat processing, fat, feed and production of beef by-products such as leather, collagen and other products produced in Brazil. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Seara: this segment includes all the operating activities of Seara and its subsidiaries, mainly represented by chicken and pork processing, production and commercialization of food products and value-added products. Revenues are generated from the sale of products predominantly to restaurant chains, food processing companies, distributors, supermarket chains, wholesale supermarket and other significant food chains.

Beef North America: this segment includes JBS USA beef processing operations in North America and the plant-based businesses in Europe. Beef also sells by-products to the variety meat, feed processing, fertilizer, automotive and pet food industries and also produces value-added meat products including toppings for pizzas. Finally, Sampco LLC imports processed meats and other foods such as canned fish, fruits and vegetables to the US and Vivera produces and sells plant-based protein products in Europe.

Pork USA: this segment includes JBS USA’s pork operations, including Swift Prepared Foods. Revenues are generated from the sale of products predominantly to retailers of fresh pork including trimmed cuts such as loins, roasts, chops, butts, picnics and ribs. Other pork products, including hams, bellies and trimmings, are sold predominantly to further processors who, in turn, manufacture bacon, sausage, and deli and luncheon meats. In addition, revenues are generated from the sale of case ready products, including the recently acquired TriOak business. As a complement to our pork processing business, we also conduct business through our hog production operations, including four hog farms and five feed mills, from which, JBS Lux will source live hogs for its pork processing operations.

Pilgrim’s Pride: this segment includes PPC’s operations, which the majority of revenues are generated from US, United Kingdom, Europe, and Mexico sales of fresh and prepared chicken. The fresh chicken products consist of refrigerated (non-frozen) whole or cut-up chicken, either pre-marinated or non-marinated, and pre-packaged chicken in various combinations of freshly refrigerated, whole chickens and chicken parts. The prepared chicken products include portion-controlled breast fillets, tenderloins and strips, delicatessen products, salads, formed nuggets and patties and bone-in chicken parts. These products are sold either refrigerated or frozen and may be fully cooked, partially cooked or raw. In addition, these products are breaded or non-breaded and either pre-marinated or non-marinated. PPC also generates revenue from the sale of prepared pork products through PPL, a subsidiary acquired by PPC in October 2019. PPC includes the PFM subsidiary, acquired in September 2021, and generates revenues from branded and private label meats, meat snacks, food-to-go products, and ethnic chilled and frozen ready meals.

Australia: Our Australia segment includes our fresh, frozen, value-added and branded beef, lamb, pork and fish products in Australia and New Zealand. The majority of our beef revenues from our operations in Australia are generated from the sale of fresh beef products (including fresh and frozen chuck cuts, rib cuts, loin cuts, round cuts, thin meats, ground beef, offal and other products). We also sell value-added and branded beef products (including frozen cooked and pre-cooked beef, corned cooked beef, beef cubes and consumer-ready products, such as hamburgers and sausages). We also operate lamb, pork, and fish, processing facilities in Australia and New Zealand, including the recently acquired Huon and Rivalea businesses. JBS Australia also generates revenues through their cattle hoteling business. We sell these products in the countries where we operate our facilities, which we classify as domestic sales, and elsewhere, which we classify as export sales.

Others: includes certain operations not directly attributable to the primary segments, such as corporate expenses, international leather operations and other operations in Europe.

There are no revenues arising out of transactions with any single customer that represents 5% or more of the total revenues.

The Group manages its loans and financing and income taxes at the corporate level and not by segment.

The information by operational segment are as follows:

	Nine-month period ended September 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	9,110,276	6,499,556	17,886,153	6,114,728	13,494,937	4,882,634	412,639	58,400,923	(1,192,038)	57,208,885
Adjusted EBITDA(1)	733,874	1,088,992	136,531	800,249	2,059,291	524,075	3,608	5,346,620	(1,324)	5,345,296

	Nine-month period ended September 30, 2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	8,132,195	6,162,416	17,030,121	5,611,574	12,823,350	4,478,908	642,196	54,880,760	(1,411,748)	53,469,012
Adjusted EBITDA(1)	292,800	229,156	212,843	331,799	1,093,860	276,247	(7,477)	2,429,228	(1,805)	2,427,423

	Three-month period ended September 30, 2024
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	3,256,380	2,193,966	6,312,640	2,042,489	4,581,061	1,784,587	152,119	20,323,242	(397,236)	19,926,006
Adjusted EBITDA(1)	377,679	461,243	117,347	246,696	775,892	174,347	(85)	2,153,119	—	2,153,119

	Three-month period ended September 30, 2023
	Brazil	Seara	Beef North America	Pork USA	Pilgrim’s Pride	Australia	Others	Total reportable segments	Elimination (*)	Total
Net revenue	2,958,974	2,091,562	5,953,183	2,026,552	4,356,432	1,575,241	140,697	19,102,641	(372,941)	18,729,700
Adjusted EBITDA(1)	99,250	116,063	103,008	209,173	449,760	136,181	(4,438)	1,108,997	(617)	1,108,380

(*)	Includes intercompany and intersegment transactions.

(1)	The Adjusted EBITDA is reconciled with the consolidated profit (loss) before taxes, as follows below:

	Nine-month period ended September 30,		Three-month period ended September 30,
	2024	2023	2024	2023
Profit (loss) before taxes	2,101,737	(277,463)	1,197,121	162,083
Share of profit of equity-accounted investees, net of tax	231	(9,836)	(3,897)	(4,029)
Net finance expense	1,309,453	1,012,864	361,090	376,837
Depreciation and amortization	1,633,620	1,571,801	542,842	535,936
Antitrust agreements(1)	80,977	42,200	700	10,500
Donations and social programs(2)	18,171	11,084	3,591	3,698
Impairment of assets(7)	—	20,836	—	(909)
Restructuring(3)	82,991	39,625	30,835	941
Rio Grande do Sul losses(4)	19,313	—	13,092	—
Fiscal payments - Special Program(5)	81,766	—	—	—
Other operating income (expense), net(6)	17,037	16,312	7,745	23,323
Elimination	1,324	1,805	—	617
Total Adjusted EBITDA for reportable segments	5,346,620	2,429,228	2,153,119	1,108,997

(1)	Refers to the Agreements entered by JBS USA and its subsidiaries.

(2)	Refers to the donations, as described in Note 24 – Expenses by nature.
(3)

Refers to multiple restructuring initiatives (including related impairment), primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are classified as Other expenses, as well as other non-significant restructuring projects that are classified as General and administrative expenses.

(4)	Refers to the losses resulted from flooding that occurred in Rio Grande do Sul.
(5)	Refers to the special program for payment of tax processes with exemption from fines and reduction of interest.
(6)	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, marketing of social programs, insurance recovery, among others.
(7)	Refers to the impairment of assets of the Planterra business unit, which ceased its activities during the 2023 fiscal year.

Below is net revenue and total assets based on geography, presented for supplemental information.

	Nine-month period ended September 30, 2024
	North and Central America (2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination (1)	Total
Net revenue	33,616,750	15,812,391	4,467,637	4,514,802	273,847	58,685,427	(1,476,542)	57,208,885
Total assets	17,850,381	15,352,126	4,221,281	5,605,971	295,385	43,325,144	(1,737,131)	41,588,013

	Nine-month period ended September 30, 2023
	North and Central America (2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination (1)	Total
Net revenue	31,622,467	13,361,329	4,158,985	4,446,891	190,822	53,780,494	(311,482)	53,469,012
Total assets	33,826,807	17,650,586	3,601,670	5,129,745	2,063,529	62,272,337	(19,434,538)	42,837,799

	Three-month period ended September 30, 2024
	North and Central America (2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination (1)	Total
Net revenue	11,633,150	5,522,770	1,645,994	1,533,689	97,597	20,433,200	(507,194)	19,926,006

	Three-month period ended September 30, 2023
	North and Central America (2)	South America	Australia	Europe	Others	Total reportable segments	Intercompany elimination (1)	Total
Net revenue	10,979,718	4,755,130	1,478,164	1,503,806	80,424	18,797,242	(67,542)	18,729,700

(1)	Includes intercompany and intersegment transactions.
(2)	Including the holdings located in Europe that are part of the North American operation.